Stockholders Equity - Amended and Restated Certificate of Incorporation (Details)		12 Months Ended
	Apr. 10, 2023 shares	Dec. 31, 2022 class shares	Dec. 31, 2021 shares	Sep. 30, 2023 shares	Apr. 09, 2023 shares	Jan. 07, 2022 shares	Jan. 06, 2022 shares	Jan. 06, 2020 shares
Stockholders' Equity
Common stock, authorized (in shares)		300,000,000	300,000,000	300,000,000		300,000,000	150,000,000	300,000,000
Reverse stock split conversion ratio	0.02	0.025	0.025
Common stock, issued (in shares)	932,101	42,970,134	3,034,901	2,277,657	46,605,134
Common Stock, Shares, Outstanding	932,101	42,970,134	3,034,901	2,277,657	46,605,134
Board of Directors, number of classes | class		3
Term of Board member		3 years
Number of classes elected at each annual meeting | class		1
Minimum
Stockholders' Equity
Affirmative vote of all then-outstanding shares of capital stock for removal of directors (as a percent)		75.00%